Condensed Consolidated Statement of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Revenue:
License and research revenue	$ 1,433	$ 1,273
Product sales and services	5,940	2,107
Other revenues	1,802	1,760
Total revenue	9,175	5,140
Costs and expenses:
Cost of goods and services sold	(1,952)	(995)
Research and development	(7,094)	(8,529)
Selling, general and administrative	(3,555)	(2,491)
Fair value remeasurement of acquisition liabilities, incl. related parties	(14,626)	(2,976)
Acquisition note expenses, incl. related parties	(3,013)	0
Amortisation of intangible R&D assets	(2,937)	0
Total	(33,177)	(14,991)
Profit (loss) from operations	(24,002)	(9,851)
Interest income net	(5,508)	(429)
Interest expense on debt related to the royalty agreement with related parties	(156)	0
Foreign exchange gain (loss)	179	24
Other income (loss)	52	(35)
Income (loss) before income taxes	(29,435)	(10,291)
Income tax benefit (expense)	2,797	1,462
Net income (loss)	$ (26,638)	$ (8,829)
Earnings (loss) per share
Basic earnings (loss) per ordinary share	$ (0.94)	$ (0.35)
Diluted earnings (loss) per share	$ (0.94)	$ (0.35)
Weighted average number of shares outstanding (in thousands) :
Basic (in shares)	28,312	25,415
Diluted (in shares)	28,312	25,415